Financial Instruments with Off-Balance Sheet Risk, Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Financial Instruments with Off-Balance Sheet Risk, Commitments and Contingencies
Financial Instruments with Off-Balance Sheet Risk, Commitments and Contingencies

(17)Financial Instruments with Off‑Balance Sheet Risk, Commitments and Contingencies

The Corporation is a party to financial instruments with off‑balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Corporation uses the same credit policies in making commitments and conditional obligations as it does for on‑balance sheet instruments.

A summary of the Corporation’s financial instrument commitments at December 31, 2019 and 2018 is as follows:

(dollars in thousands)	2019	2018
Commitments to grant loans and commitments under lines of credit	$327,788	290,614
Letters of credit	9,750	5,158

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. The Corporation evaluates each customer’s credit worthiness on a case‑by‑case basis. The amount of collateral obtained, if deemed necessary by the Corporation upon extension of credit, is based on management’s credit evaluation. Collateral held varies but may include personal or commercial real estate, accounts receivable, inventory and equipment.

Outstanding letters of credit written are conditional commitments issued by the Corporation to guarantee the performance of a customer to a third party. The majority of these standby letters of credit expire within the next twelve months. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending other loan commitments. The Corporation requires collateral supporting these letters of credit as deemed necessary. Management believes that the proceeds obtained through a liquidation of such collateral would be sufficient to cover the maximum potential amount of future payments required under the corresponding guarantees. The current amount of the liability as of December 31, 2019 and 2018 for guarantees under standby letters of credit issues is not material.

Included in commitments to grant loans are mortgage loan commitments of $72.9 million and $33.4 million in 2019 and 2018, respectively, which included interest rate lock commitments. These rate lock commitments represent an agreement to extend credit to a mortgage loan applicant whereby the interest rate on the loan is set prior to funding. The loan commitment binds the Corporation to lend funds to a potential borrower at the specified rate, regardless of whether interest rates change between the commitment date and the loan funding date. The Corporation’s loan commitments generally range between 30 and 90 days; however, the borrower is not obligated to obtain the loans. As such, these commitments are subject to interest rate risk and related price risk during the period from interest rate lock commitment through the loan funding date or expiration date. The Corporation economically hedges its mandatory sales channel using the forward sale of mortgage-backed securities, in addition to best-efforts forward sale commitments to substantially eliminate these risks. At December 31, 2019 and 2018, the Corporation had a notional amount of $62.8 million and $26.5 million, respectively. At December 31, 2019 and 2018, the Corporation had best efforts forward sale commitments to sell loans amounting to $18.6 million and $9.3 million, respectively. The Corporation is only obligated to settle the forward sale commitment if the loan closes in accordance with the terms of the interest rate lock commitment. The Corporation’s forward sale commitments generally expire within 90 days.

Loans sold under FHA or investor programs are subject to repurchase or indemnification if they fail to meet the origination criteria of those programs. In addition, loans sold to investors may be subject to repurchase or indemnification if the loan is two or three months delinquent during a set period that usually varies from the first six months to a year after the loan is sold. At December 31, 2019 there were no indemnification or repurchase requests pending. Although repurchases and losses have been infrequent, repurchase reserves of $71 thousand and $68 thousand were recorded as of December 31, 2019 and 2018. There were no such repurchases for the year ended December 31, 2019.